Financial Instruments - Aging and Impairment Losses of Trade Accounts and Notes Receivable and Other Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	₩ 23,321,693	₩ 21,942,685
Impairment	1,094,464	977,771	₩ 999,678	₩ 954,153
Trade accounts and notes receivables, net [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,190,262	10,283,275
Impairment	634,129	558,125
Trade accounts and notes receivables, net [member] | Not due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,736,092	7,963,491
Impairment	65,314	62,511
Trade accounts and notes receivables, net [member] | Over due less than 1 one month [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	445,390	790,042
Impairment	12,546	27,482
Trade accounts and notes receivables, net [member] | 1 month-3 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	170,682	205,394
Impairment	742	8,955
Trade accounts and notes receivables, net [member] | 3 months-12 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	384,313	189,605
Impairment	21,030	26,814
Trade accounts and notes receivables, net [member] | Over 12 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,453,785	1,134,743
Impairment	534,497	432,363
Other receivables [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,655,801	2,306,959
Impairment	460,335	419,646
Other receivables [member] | Not due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,888,726	1,641,924
Impairment	9,672	23,958
Other receivables [member] | Over due less than 1 one month [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	235,559	197,772
Impairment	35,539	75,207
Other receivables [member] | 1 month-3 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	69,372	27,525
Impairment	54,335	1,189
Other receivables [member] | 3 months-12 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	96,942	82,337
Impairment	64,467	20,300
Other receivables [member] | Over 12 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	365,202	357,401
Impairment	₩ 296,322	₩ 298,992